Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - Continuing Operations [member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EY Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	€ 4	€ 4	€ 4
Total		4	4	4
EY (network firms) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	14	14	14
Other audit-related assurance fees	[3],[4]		1	1
Tax advisory services	[4]	1		1
Total		15	15	16
Auditor's Remuneration from Continuing Operations [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	18	18	18
Other audit-related assurance fees	[3],[4]		1	1
Tax advisory services	[4]	1		1
Total		€ 19	€ 19	€ 20

[1]	Audit fees including discontinued operations amounted to €18 million (2018: €19 million; 2017: €20 million).
[2]	Audit of the Group accounts includes audit of internal controls over financial reporting and parent and subsidiary statutory audit fees, but excludes €2 million (2018: €2 million; 2017: €2 million) paid to auditors other than EY.
[3]	Other assurance services includes attestation and due diligence services that are closely related to the performance of the audit.
[4]	Other audit-related assurance fees and tax advisory services including discontinued operations amounted to €nil million and €1 million respectively (2018: €1 million and €nil million respectively; 2017: €1 million and €1 million respectively).